TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 6,514	$ 4,777	$ 488
Domestic taxes: Deferred taxes	(1,746)	(1,126)	591
Domestic taxes:	4,768	3,651	1,079
Foreign taxes: Current taxes	2,531	1,411	2,767
Foreign taxes: Deferred taxes	1,751	1,565	(9)
Foreign taxes:	4,282	2,976	2,758
Actual tax expense	$ 9,050	$ 6,627	$ 3,837